EQUITY (Details 4) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Options/Warrants (in Shares)	5,229,076	594,285	629,160
Granted, Number of Options/Warrants (in Shares)	58,300	3,652,669	8,571
Exercised, Number of Options/Warrants (in Shares)	0	858	0
Forfeited or Expired, Number of Options/Warrants (in Shares)	(113,013)	0	43,446
Warrants Outstanding, Number of Options/Warrants (in Shares)	5,174,363	5,229,076	594,285
Exercisable, Number of Options/Warrants (in Shares)	4,775,193	4,246,096	594,285
Warrants Outstanding, Weighted Average Exercise Price	$ 10.57	$ 25.90	$ 24.85
Granted, Weighted Average Exercise Price	$ 1.40	$ 6.61	$ 35.00
Exercised, Weighted Average Exercise Price	$ 0	$ 0.35	$ 0
Forfeited or Expired, Weighted Average Exercise Price	$ 17.74	$ 0	$ 0
Warrants Outstanding, Weighted Average Exercise Price	$ 10.31	$ 10.57	$ 25.90
Exercisable, Weighted Average Exercise Price	$ 10.68	$ 6.53	$ 25.90